MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2025
Material Accounting Estimates And Judgments
MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.	MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS

Judgments that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Determination of functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of functional currency involves certain judgments to determine the primary economic environment of an entity. The Company re-evaluates the functional currency of its entities when there is a change in events and conditions which previously determined the primary economic environment of an entity.

Interests in other entities

The Company applies judgment in determining the classification of its interest in other entities, such as (i) the determination of the level of control or significant influence held by the Company; (ii) the legal structure and contractual terms of the arrangement; (iii) concluding whether the Company has rights to assets and liabilities or to net assets of the arrangement; and (iv) when relevant, other facts and circumstances. The Company has determined that the association agreement with COMIBOL represents a joint operation. All other interests, excluding marketable securities, in other entities have been determined to be subsidiaries as described in IFRS 10, “Consolidated Financial Statements.”

Collectability and classification of value added tax (“VAT”) receivable

VAT receivable is collectible from the governments of Mexico and Bolivia. The collection of VAT is subject to risk due to the complex application and collection process and, therefore, risk related to the collectability and timing of payment from the Mexican and Bolivian governments. The Company uses the facts known at the time and its historical experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT receivable.

Impairment, or impairment reversal, of MPPE and goodwill

There is significant judgment involved in assessing whether any indications of impairment of MPPE and goodwill, or impairment reversal of MPPE, with consideration given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which mineral property, plant and equipment are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests.

Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities are:

Revenue recognition

Revenue from the sale of concentrate to independent smelters is recognized when control of the asset sold is transferred to the customer. The Company’s concentrate sales contracts with third-party buyers, in general, provide for a provisional payment based upon provisional assays and quoted metal prices. Final settlement is based on applicable commodity prices set on specified quotational periods, typically ranging from one to three months following scheduled delivery and is based on average market metal prices. Sales revenue is commonly subject to adjustments based on an inspection of the product by the customer. In such cases, sales revenue is initially recognized on a provisional basis using the Company’s best estimate of contained metal, and adjusted subsequently. Revenues are recorded under these contracts at the time control passes to the buyer based on the expected settlement period.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

4. MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS (continued)

Revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on forward market prices and estimated quantities. At each reporting date provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract. Variations between the price recorded at the date when control is transferred to the buyer and the actual final price set under the smelting contracts are caused by changes in metal prices resulting in the receivable being recorded at FVTPL. In a period of high price volatility, as experienced under current economic conditions, the effect of mark-to-market price adjustments related to the quantity of metal which remains to be settled with independent smelters could be significant.

For changes in metal quantities upon receipt of new information and assay, the provisional sales quantities are adjusted.

Mineral resource estimate

The lives of operating mines are determined from the tonnes of mineralized material or ore that are available to be extracted at the end of each reporting period. The Company initially estimates the tonnes of mineralized material or ore available based on either the findings of qualified, independent mining professionals or the findings of its own technical staff. These estimates are updated from time to time as additional technical and economic information becomes available.

Factors that impact the computation of tonnes of mineralized material or ore available include the geological data on the size, depth, and shape of the mineralized deposit or ore body, the prevailing and expected market price for the underlying metals to be extracted, and the expected costs to extract and process the mined material. Changes in the mineable tonnes of mineralized material or ore available may impact the carrying values of mine properties, exploration and evaluation properties, property, plant and equipment, decommissioning and restoration provision, and result in changes in the recognition of deferred tax amounts in addition to changes in the recognition of depreciation and depletion.

Depreciation and amortization rates for MPPE

Depreciation and amortization expenses are allocated based on assumed asset lives and depreciation and amortization rates. Should the asset life or depreciation rate differ from the initial estimate, an adjustment would be made in the consolidated statement of comprehensive income prospectively. A change in the mineral resource estimate for assets depreciated using the units of production method would impact depreciation expense prospectively.

Estimation of decommissioning and reclamation costs and the timing of expenditures

The cost estimates are updated annually during the life of a mine to reflect known developments, (e.g. revisions to cost estimates and to the estimated lives of operations), and are subject to review at regular intervals. Decommissioning, restoration and similar liabilities are estimated based on the Company’s interpretation of current regulatory requirements, constructive obligations and are measured at the best estimate of expenditures required to settle the present obligation of decommissioning, restoration or similar liabilities that may occur upon decommissioning of the mine at the end of its productive life. The carrying amount is determined based on the net present value of estimated future cash expenditures for the settlement of decommissioning, restoration or similar liabilities that may occur upon decommissioning of the mine. Such estimates are subject to change based on changes in laws and regulations and negotiations with regulatory authorities. Refer to Note 13 for details on decommissioning and restoration costs.

Income taxes and recoverability of deferred tax assets

In assessing the probability of realizing income tax assets recognized, the Company makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, the Company gives additional weight to positive and negative evidence that can be objectively verified.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

4. MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS (continued)

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company’s control, are feasible and within management’s ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period. Refer to Note 18 for further discussion on income taxes.

Provisions and contingencies

Due to the size, complexity and nature of the Company’s operations, various legal and tax matters are outstanding from time to time. In the event the Company’s estimates of the future resolution of these matters change, the Company will recognize the effects of the changes in its consolidated financial statements on the date such changes occur.

Measurement of contingent consideration liability

The consideration payable includes a contingent value rights (CVR) component that is contingent upon the zinc price reaching a minimum market price of zinc which if met triggers a payment. CVR payments are based on the average LME zinc price for each calendar month. Therefore, the payoff on the CVR is “path-dependent”, the ultimate amount paid depends on the price of the underlying over time. Additionally, commodity prices exhibit mean reversion, whereby asset prices tend to move back toward their long-term average over time. A valuation approach capable of capturing the path-dependent and mean reversion feature is therefore required.

The Monte Carlo Simulation is a commonly used approach to model securities with path-dependent payoffs and mean reversion features. Monte Carlo Simulation uses random sampling techniques based on continuous time Stochastic processes to generate a large number of possible, but random, asset price paths. In each Individual price path, the payoff of the security can be calculated based on the average zinc price relative to a fixed base price (see note 10(b)). These payoffs are then discounted to the reporting date and averaged to determine the fair value of the CVR.

Uncertainty of timing of cash flows for the COMIBOL initial investment period CAPEX receivable

The initial investment period CAPEX receivable amount becomes available for the Company to offset against amounts due to COMIBOL for its 55% interest in the operation over seven years from 2020 to 2026. If the joint operation does not produce sufficient positive cash flows, COMIBOL can defer payment until cash flows are positive at which point the amounts receivable can be used to reduce the amount due to COMBIOL for its 55% share of the interest in the operation. If the operation does not generate enough positive cash flows to offset amounts due, the outstanding amount receivable will be paid by COMIBOL at the end of the agreement.

The timing of the cash flows will vary depending on the operational results from the joint operation and how much is payable to COMIBOL for their 55% interest in the operation. Depending on estimates and actual results each period the asset will be revalued to reflect the timing of the expected cash flows and will be discounted using the same effective interest rate at inception resulting in recognizing a gain or loss on the re-estimation of cash flows related to the CAPEX receivable.

Measurement of residual value of Illapa Joint Operation’s assets

The Company has recognized a non-depletable mineral properties asset that represents the residual value of the Illapa Joint Operation’s assets. The residual value is derived from the amount the Company expects to receive as compensation from COMIBOL when it transfers the property, plant and equipment from the Illapa Joint Operation at the end of the agreement in 2028. The amount of compensation expected to be received is 45% of the actual and future spending on capital expenditures adjusted for a valuation allowance. Since the amount that will ultimately be received at the end of the agreement will vary depending on the actual CAPEX investment made and the actual payable amount according to an appraisal process, each period management will assess its estimation of the amount receivable, and the difference between the initial carrying value and the revised carrying value will be recorded as a prospective adjustment to depreciation expense of MPPE so that at the end of the agreement, the ending value of MPPE will be equal to the amount receivable from COMIBOL.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

4. MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS (continued)

Determination of Exchange rate for Bolivian operations

The Sinchi Wayra and Illapa operations are located in Bolivia and sales revenue from the Bolivian operations is denominated and settled in USD but most operating expenses are denominated in BOB. The functional currency of the Bolivian subsidiaries is USD and has not changed since acquisition. Since the operations were acquired in 2022 through to the end of fiscal 2024, the Company used the official exchange rate published by the Central Bank of Bolivia to record all transactions denominated in BOB: this exchange rate has been fixed at 6.96 BOB/USD since 2009.

The spread between the official exchange rate (the “Official rate”) and the Bank rate used to acquire BOB has widened progressively and is no longer a temporary situation. Management expects that the spread will continue due to macroeconomic fundamentals. Recording BOB denominated expenses at the Official rate is no longer appropriate and to better present the economic substance of BOB denominated transactions, management has changed its approach to using a spot rate that is in line with the Bank rate.

As defined in IAS 21 – The effects of changes in foreign exchange rates, the BOB is exchangeable. However, because there is no availability of the currency at the Official rate it is more appropriate to determine the spot rate that is the actual exchange rate that is being used to purchase BOB. Management has applied an estimation technique to determine the spot exchange rate used for translating transactions denominated in BOB. This estimated rate (the “Bank rate”) is based on the average of weekly quotations obtained from commercial banks which reflects the rate at which an orderly exchange transaction takes place at the measurement date between market participants under the prevailing economic conditions.

The Official rate of 6.96 BOB/USD was used to record transactions denominated in BOB since the acquisition of the Bolivian operations until December 31, 2024. Starting January 1, 2025, the Bank rate has been used to record transactions denominated in BOB. The average Bank rate for the year ended December 31, 2025 was 11.92 BOB/USD. All monetary assets and liabilities outstanding as at December 31, 2025 have been translated using the Bank spot rate of 8.36 BOB/USD. The exchange rate is management’s estimate of the USD value of transactions denominated in BOB. Accordingly, comparative figures which were translated using the Official rate have not been restated as the change in estimate is only applied prospectively.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)